NORTHERN LIGHTS FUND TRUST

May 2, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-

Biondo Growth Fund

Biondo Focus Fund

BTS Tactical Fixed Income Fund

Investment Partners Absolute Return Fund

CMG Tactical All Asset Strategy Fund

TransWestern Instituional Short Duration Government Bond Fund

Beech Hill Total Return Fund

FX Strategy Fund

Altegris Equity Long Short Fund

Altegris Fixed Income Long Short Fund

Altegris/AACA Real Estate Long Short Fund

Altegris Multi-Strategy Alternative Fund

Post-Effective Amendment Nos. 814, 815, 816, 817, 818, 819, 820, and 821 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Biondo Growth Fund, Biondo Focus Fund, BTS Tactical Fixed Income Fund, Investment Partners Absolute Return Fund, CMG Tactical All Asset Strategy Fund, TransWestern Instituional Short Duration Government Bond Fund, Beech Hill Total Return Fund, FX Strategy Fund, Altegris Equity Long Short Fund, Altegris Fixed Income Long Short Fund, Altegris/AACA Real Estate Long Short Fund, Altegris Multi-Strategy Alternative Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Biondo Growth Fund Biondo Focus Fund	814	0001580642-16-008244	April 22, 2016
BTS Tactical Fixed Income Fund	815	0001580642-16-008245	April 22, 2016
Investment Partners Absolute Return Fund	816	0001580642-16-008247	April 22, 2016
CMG Tactical All Asset Strategy Fund	817	0001580642-16-008253	April 22, 2016
TransWestern Institutional Short Duration Government Bond Fund	818	0001580642-16-008313	April 26, 2016
Beech Hill Total Return Fund	819	0001580642-16-008314	April 26, 2016
FX Strategy Fund	820	0001580642-16-008379	April 28, 2016
Altegris Equity Long Short Fund Altegris Fixed Income Long Short Fund Altegris/AACA Real Estate Long Short Fund Altegris Multi-Strategy Alternative Fund	821	0001580642-16-008419	April 29, 2016

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James Ash

James Ash

Secretary